UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 1999

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Crosslink Capital, Inc.
Address:	555 California Street, Suite 2350
		San Francisco, CA  94104

Form 13F File Number:	28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Gerri A. Holt
Title:	Chief Financial Officer
Phone:	(415)  676-2775

Signature, Place and Date of Signing:

	_________________________		San Francisco, CA	February 10, 2000
		Gerri A. Holt			[City, State]		[Date]

Report Type (Check only one.):

_X__	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None.

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:				 0

Form 13F Information Table Entry Total:			63

Form 13F Information Table Value Total:		275,759


List of Other Included Managers:  None.


<Page


NAME OF ISSUER			   TITLE OF		CUSIP		VALUE	     SHARES		INV.		OTHER	   AUTH
					   CLASS				X1000				DISC		MGR	   SOLE   SHARED  NONE

ABGENIX INC                   COMMON STOCK     00339B107    19,028   143,611 SH     SOLE		NONE	  143,611
ACTIVE SOFTWARE INC           COMMON STOCK     00504E100     2,024    22,000 SH     SOLE		NONE	   22,000
ADMINISTAFF INC               COMMON STOCK     007094105     5,502   181,900 SH     SOLE		NONE	  181,900
AMKOR TECHNOLOGIES INC        COMMON STOCK     031652100     9,435   334,000 SH     SOLE		NONE	  334,000
D AMR CORP COM                COMMON STOCK     001765106       402     6,000 SH     SOLE		NONE	    6,000
D ANESTA CORP COM             COMMON STOCK     034603100       171    10,000 SH     SOLE		NONE	   10,000
D APPLIED MATERIALS INC COM   COMMON STOCK     038222105     2,470    19,500 SH     SOLE		NONE	   19,500
D ATMEL CORP COM STK          COMMON STOCK     049513104     6,503   220,000 SH     SOLE		NONE	  220,000
D BALANCED CARE CORP COM      COMMON STOCK     057630105     2,214 1,686,299 SH     SOLE		NONE	1,686,299
D BEA SYSTEMS INC COM         COMMON STOCK     073325102     3,496    50,000 SH     SOLE		NONE	   50,000
D BJ SERVICES CO COM          COMMON STOCK     055482103     3,052    73,000 SH     SOLE		NONE	   73,000
D BREAKAWAY SOLUTIONS INC COM COMMON STOCK     106372105    20,626   282,554 SH     SOLE		NONE	  282,554
D BROADVISION INC COM         COMMON STOCK     111412102       357     2,100 SH     SOLE		NONE	    2,100
D CAMBRIDGE TECHNOLOGY
     PARTNERS                 COMMON STOCK     132524109       656    25,000 SH     SOLE		NONE	   25,000
D CEPHALON INC COM            COMMON STOCK     156708109     2,246    65,000 SH     SOLE		NONE	   65,000
D CHECK POINT SOFTWARE
     TECHNOLOGY               COMMON STOCK     M22465104     6,161    31,000 SH     SOLE		NONE	   31,000
D CIENA CORP COM              COMMON STOCK     171779101     4,053    70,500 SH     SOLE		NONE	   70,500
D CIMA LABS INC               COMMON STOCK     171796105       156    12,000 SH     SOLE		NONE	   12,000
D CLARIFY INC COM             COMMON STOCK     180492100       705     5,600 SH     SOLE		NONE	    5,600
D CMGI INC COM                COMMON STOCK     125750109     1,384     5,000 SH     SOLE		NONE	    5,000
D COR THERAPEUTICS INC COM    COMMON STOCK     217753102     4,993   185,800 SH     SOLE		NONE    185,800
D CYPRESS SEMICONDUCTOR CORP  COMMON STOCK     232806109     4,532   140,000 SH     SOLE		NONE	  140,000
D EBENX INC COM STK           COMMON STOCK     278668108       531    11,750 SH     SOLE		NONE	   11,750
D GEMSTAR INTL GROUP LTD COM  COMMON STOCK     G3788V106     8,721   122,400 SH     SOLE		NONE	  122,400
D INTRAWARE INC               COMMON STOCK     46118M103     3,837    48,000 SH     SOLE		NONE	   48,000
D JACADA LTD COM SHRS         COMMON STOCK     M6184R101     1,393    50,000 SH     SOLE		NONE	   50,000
D JDS UNIPHASE CORP COM STK   COMMON STOCK     46612J101     5,484    34,000 SH     SOLE		NONE	   34,000
D LAM RESH CORP COM           COMMON STOCK     512807108     4,350    39,000 SH     SOLE		NONE	   39,000
D LEGATO SYS INC COM          COMMON STOCK     524651106     2,511    36,500 SH     SOLE		NONE	   36,500
D LSI LOGIC CORP COM          COMMON STOCK     502161102     2,261    33,500 SH     SOLE		NONE	   33,500
D MACROMEDIA CORP COM         COMMON STOCK     556100105     5,850    80,000 SH     SOLE		NONE	   80,000
D MEDAREX INC COM             COMMON STOCK     583916101       447    12,000 SH     SOLE		NONE	   12,000
D MEDICALOGIC INC COM STK     COMMON STOCK     584642102    16,967   807,978 SH     SOLE		NONE	  807,978
D MEDIMMUNE INC COM           COMMON STOCK     584699102     3,317    20,000 SH     SOLE		NONE	   20,000
D MEMBERWORKS INC COM         COMMON STOCK     586002107     2,012    60,633 SH     SOLE		NONE	   60,633
D MIPS TECHNOLOGIES INC       COMMON STOCK     604567107     3,536    68,000 SH     SOLE		NONE	   68,000
D NETRATINGS INC COM STK      COMMON STOCK     64116M108       427     8,875 SH     SOLE		NONE	    8,875
D NETWORK APPLIANCE INC COM   COMMON STOCK     64120L104     3,488    42,000 SH     SOLE		NONE	   42,000
D NETWORK SOLUTIONS INC
     CL A COM                 COMMON STOCK     64121Q102     2,175    10,000 SH     SOLE		NONE	   10,000
D NOVACARE INC SUB DEB CONV   CONVRT BONDS     669930AA7     1,477 1,500,000 SH     SOLE		NONE	1,500,000
ONDISPLAY                     PREFERRED D      68232L100    47,567   523,437 SH     SOLE		NONE	  523,437
D OSTEOTECH INC COM           COMMON STOCK     688582105       394    29,500 SH     SOLE		NONE	   29,500
D PCORDER.COM INC             COMMON STOCK     70453H107     5,457   107,000 SH     SOLE		NONE	  107,000
D PEREGRINE SYSTEMS INC COM   COMMON STOCK     71366Q101     2,736    32,500 SH     SOLE		NONE	   32,500
D POLYCOM INC COM             COMMON STOCK     73172K104     2,038    32,000 SH     SOLE		NONE	   32,000
D PRECISION DRILLING
     CORP CAD NP              COMMON STOCK     74022D100     2,055    80,000 SH     SOLE		NONE	   80,000
D PSINET INC COM              COMMON STOCK     74437C101     3,396    55,000 SH     SOLE		NONE	   55,000
D QUOKKA SPORTS INC COM STK   COMMON STOCK     749077103     5,385   415,703 SH     SOLE		NONE	  415,703
D RMH TELESERVICES INC COM    COMMON STOCK     749938106       574    91,000 SH     SOLE		NONE	   91,000
D RSA SECURITY INC COM STK    COMMON STOCK     749719100     2,131    27,500 SH     SOLE		NONE	   27,500
D SANDISK CORP COM            COMMON STOCK     80004C101     3,272    34,000 SH     SOLE		NONE	   34,000
D SAPIENT CORP COM            COMMON STOCK     803062108       845     6,000 SH     SOLE		NONE	    6,000
D SMITH INTL INC              COMMON STOCK     832110100     2,931    59,000 SH     SOLE		NONE	   59,000
D STUDENT ADVANTAGE INC COM   COMMON STOCK     86386Q105     1,173    52,900 SH     SOLE		NONE	   52,900
D THE COBALT GROUP INC        COMMON STOCK     19074Q103       927    98,933 SH     SOLE		NONE	   98,933
D TSI INTERNATIONAL
     SOFTWARE LTD             COMMON STOCK     872879101     2,265    40,000 SH     SOLE		NONE	   40,000
D VERISIGN INC COM            COMMON STOCK     92343E102     3,436    18,000 SH     SOLE		NONE	   18,000
D VIGNETTE CORPORATION        COMMON STOCK     926734104     1,630    10,000 SH     SOLE		NONE	   10,000
D VIROPHARMA INC COM          COMMON STOCK     928241108     3,067    82,900 SH     SOLE		NONE	   82,900
D VISUAL NETWORKS INC COM     COMMON STOCK     928444108     3,170    40,000 SH     SOLE		NONE	   40,000
D WEATHERFORD INTERNATIONAL   COMMON STOCK     947074100     2,715    68,000 SH     SOLE		NONE	   68,000
D WIND RIVER SYS INC COM      COMMON STOCK     973149107     1,208    33,000 SH     SOLE		NONE	   33,000
D YAHOO INC COM               COMMON STOCK     984332106     8,437    19,500 SH     SOLE		NONE	   19,500



ETR\5531\004\1086132.01